UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	$ 18,624	$ 114,264
Non-current	18,624	97,311
Current	0	16,953
Cross currency interest rate swaps noncurrent	18,624	114,264
Non-current	62,768	28,676
Current	0
Cross Currency Interest Rate Swap - fair value	62,768	28,676
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	0	16,953
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	6,551	36,540
2030 Cross Currency Interest Rate Swap | 2030 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	26,172	10,545
2024 Cross Currency Interest Rate Swap | 2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	5,056	25,370
2026 Cross Currency Interest Rate Swap | 2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	7,844	0
2026 Cross Currency Interest Rate Swap | 2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value		24,856
2027 Cross Currency Interest Rate Swap | 2027 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	28,752	$ 28,676
2028 Cross Currency Interest Rate Swap | 2028 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	$ 7,017